Note 5 - Operating Segment Reporting - Total Assets Operating Segment (Details)	6 Months Ended
Jun. 30, 2018
Operating Segments Reporting
Factors Used To Identify Entitys Reportable Segments	Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.
Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues	As of June 30, 2018, there have not been significant changes in the reporting structure of the operating segments of the BBVA Group compared to the structure existing at the end of 2017. The structure of the operating segment is as follows: Banking activity in Spain As in previous years, includes the Retail Network, Corporate and Business Banking (CBB), Corporate & Investment Banking (CIB), BBVA Seguros and Asset Management units, in Spain. It also includes the portfolios, finance and structural interest-rate positions of the euro balance sheet. Non Core Real Estate Includes specialist management in Spain of loans to developers in difficulties and real-estate assets mainly comprised foreclosed assets, originated from both residential mortgages and loans to developers. New loan production to developers or loans to those that are not in difficulties are managed by Banking activity in Spain. The United States Includes the Group’s business activity in the country through the BBVA Compass group and the BBVA New York branch. Mexico Includes all the banking and insurance businesses in the country. Turkey Includes the activity of the BBVA Group business in Turkey through Garanti Group. South America Includes BBVA’s banking and insurance businesses in the region. Rest of Eurasia Includes business activity in the rest of Europe and Asia, i.e. the Group´s retail and wholesale businesses in the area. Lastly, the Corporate Center is comprised of the rest of the assets and liabilities that have not been allocated to the operating segments, as it corresponds to the Group’s holding function. It includes: the costs of the head offices that have a corporate function; management of structural exchange-rate positions; specific issues of capital instruments to ensure adequate management of the Group’s global solvency; portfolios and their corresponding results, whose management is not linked to customer relations, such as industrial holdings; certain tax assets and liabilities; funds due to commitments with employees; goodwill and other intangibles.